Condensed Financial Information of the Parent Company - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Statement Of Financial Position [Abstract]
PRC Subsidiary and VIEs restricted amount	$ 55,611	336,653